Leases - Schedule of Maturities of Lease Liabilities (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Maturities of Lease Liabilities [Abstract]
2025	$ 1,345,203	$ 1,273,874
2026	1,329,535	1,257,726
2027	1,225,326	1,240,392
2028	1,203,001	1,225,327
2029	684,779	1,203,001
thereafter		684,779
Total lease payments	6,470,529	6,885,099
Less: Interest	(2,563,566)	(2,943,539)
Total Lease Liabilities	$ 3,906,963	$ 3,941,560	$ 4,376,630